Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
1.	Organization and Formation

Alternus Energy Group Plc (“We”, “ALTN” or the “Company” and together with its consolidated subsidiaries, the “Group”) was incorporated in Dublin, Ireland on January 31, 2019 under the name Alternus Energy International Limited. On October 20, 2020 the Company re-registered as a Plc and changed its name to Alternus Energy Group Public Limited Company.

The Company is a former subsidiary of the previous parent company of the Group, Alternus Energy Inc. On December 2, 2020, the Group completed the last step of a reorganization, which resulted in the Company becoming the parent company of the Group (the “Reorganization”). The Reorganization included the following main steps:

●	Alternus Energy International Ltd registered as an Irish Plc and changed its name to Alternus Energy Group Plc (previously defined as the “Company”);

●	The Company incorporated Solis Bond Company, a Designated Activity Company (“Solis Bond Company DAC”);

●	Alternus Energy Inc. (US) merged with and became a subsidiary of Altam Inc., a U.S.-based entity;

●	Alternus Energy Inc. spun out Alternus Energy Plc to the existing shareholders of Altam Inc. in a 1:1.5 share dividend transaction; and

●	In a 1:4.5 share exchange transaction, Altam Inc. shareholders exchanged their shares for a pro-rata number of shares of Alternus Energy Group Plc, thus becoming a subsidiary of the Alternus Energy Group Plc as it became the surviving parent company.

The impact of the Reorganization has been retroactively reflected in the Company’s financial statements as of the earliest period presented and is utilized for calculating earnings per share in all periods presented.

Consolidated subsidiaries as of September 30, 2023 and December 31, 2022 are as follows:

Solis Bond Company Designated Activity Company (DAC)

In October 2020, a new wholly owned subsidiary, Solis Bond Company DAC, was incorporated in Ireland to issue a series of bonds and hold the Group’s European operating companies that are financed through those bonds. The SPV was incorporated with the purpose of facilities management and bond issuance for the Group. During the quarter ended March 31, 2021, Solis refinanced its Italian, Netherlands, and Romanian operating companies: PC-Italia-02 SpA, CTS Power 2 S.R.L., CIC Rooftop 2 S.R.L., SPV White One S.R.L., CIC RT Treviso S.R.L., Zonnepark Rilland B.V., FRAN Energy Investments S.R.L., and Power Clouds S.R.L. Also, during the quarter ended March 31, 2021, Solis acquired 100% of the share capital of the following Romanian companies: Ecosfer Energy S.R.L., Lucas EST S.R.L. During the quarter ended March 31, 2021, Solis acquired 100% of the share capital of another Italian company, Solarpark Serre 1 S.R.L. Subsequently, in April 2021, Solis acquired 100% of the share capital of another Romanian company, LJG Green Source Energy Beta S.R.L. In May 2021, Solis refinanced another Italian subsidiary, Sant“Angelo Energia S.R.L. and in June of 2021, Solis acquired 100% of the share capital of the following Italian companies: KKSOL S.R.L., Petriolo Fotovoltaica S.R.L., MABI S.R.L. and BIMA S.R.L. In August of 2021, Solis acquired 100% of the share capital of a Polish company, Solarpark Samas Sp. Z.O.O. In March of 2022, Solis acquired 3 additional Polish companies: RAO1 Sp. Z.o.o., Gardno Sp. Z.O.O. and Gardno 2 Sp. Z.O.O. In December 2021, Solis acquired 100% of the share capital of two additional Polish companies Elektrownia PV Komorowo Sp. Z.O.O and PV Zachod Sp. Z.O.O.

PC-Italia-03 S.R.L.

In July 2020, a new wholly owned subsidiary in Italy, PC-Italia-03 S.R.L., was incorporated. This company was incorporated to acquire Italian special purpose vehicles, power plants and/or other assets located in Italy. During the quarter ended March 31, 2021, this company completed the acquisition of 100% of the share capital of two Italian SPVs, KKSOL S.r.l. and Petriolo Fotovoltaica S.R.L. During the quarter ended June 30, 2021, this company completed the acquisition of 100% of the share capital of two Italian SPVs, MABI S.r.l. and BIMA S.r.l. During the six-months ended June 30, 2021 the 4 SPVs owned by PC-Italia-03 were transferred to Solis Bond Company DAC as part of Solis’s bond financing. In July and August 2021, PC-03 acquired 100% of the shares of 2 Italian entities Risore Solari 1 S.R.L and Risore Solari III S.R.L respectively, with the purpose of developing solar parks. As of December 2022, PC-Italia-03 S.R.L. is held directly by AEG MH 02 Limited, which owns all of our entities used for the development of solar parks (more details of AEG MH 02 are described below).

AEG MH 02 Limited

In March 2022, AEG MH 02 Limited was incorporated. This company was incorporated to own, finance and support our development assets and entities, as follows: .AED Italia-01 S.R.L., AED Italia-02 S.R.L.; AED Italia-03 S.R.L.; AED Italia-04 S.R.L.; AED Italia-05 S.R.L.; AED Italia-06 S.R.L.; AED Italia-07 S.R.L.; AED Italia-08 S.R.L.; PC-Italia-01 S.R.L., PC-Italia-03 S.R.L., PC-Italia-04 S.R.L., Risorse Solari I S.R.L., Risorse Solaris III, S.R.L., Altnua Limited, Alt Spain Holdco S.L.U., Alternus Iberia S.L. and indirectly owns Alt Spain 02 S.L.U, Alt Spain 03 S.L.U., Alt Spain 04 S.L.U., and NF Projects S.L.

Unisun Energy Holding B.V

In April 2021, Alternus Energy Group acquired 60% of the share capital in Unisun Energy Holding B.V. (Unisun), a Netherlands based developer, engineering, procurement and construction (EPC) and operations and maintenance (O&M) service provider of renewable energy solutions across Europe. Unisun owns 100% of the following special purpose vehicles and other holding and operating companies in the Netherlands: Unisun Energy B.V., UPER Energy Europe B.V., Unisun Energy Poland Investment B.V. and Blue Sky Energy I B.V.

Alternus Energy Americas Inc.

In May 2021, a new wholly owned subsidiary in the U.S. was incorporated, named Alternus Energy Americas Inc. (AEA). This company was incorporated to support the finance and legal functions for the group. AEA also owns 100% of the following special purpose vehicles and other holding and operating companies in the United States: ALT US 01 LLC, ALT US 02 LLC, ALT US 03 LLC, ALT US 04 LLC, and ALT Alliance LLC, and indirectly owns Lightwave Renewables, LLC, Walking Horse Solar, LLC, and Dancing Horse, LLC.

Altnor AS

In August 2021, a new wholly owned holding company in Norway was incorporated. Altnor was dissolved in November 2022.

AEG MH 01 Limited

In March 2022, a new wholly owned subsidiary in Ireland was incorporated to support EPC for the group. AEG MH 01 Limited owns the following other holding companies which were incorporated to facilitate the use of the Deutsche Bank Facility: AEG MH 03 Limited, AEG JD 01 Limited and ALT POL HC 01 Sp. Z.o.o.

GHFG Limited

In September 2021, a new subsidiary in Ireland was incorporated, and is 55% owned by AEG.

Alternus Fundco Limited

In December 2022, a new wholly owned subsidiary in Ireland was incorporated to support the Group’s finance and legal functions.

ALTERNUS LUX 01 S.A.R.L.

In October 2022, a new wholly owned holding company in Luxembourg was incorporated to support the finance and legal functions of the group. ALTERNUS LUX 01 S.A.R.L. also owns AEG JD 03 Limited, ALT GR 01, AEG MH 01 Limited and AEG MH 02 Limited, and all of those entities’ subsidiaries as well, as described above.

In summary, Alternus Energy Group Plc is a holding company that operates through the following eighty-two operating subsidiaries as of September 30, 2023.

Subsidiary	Principal Activity	Date Acquired / Established	ALTN Ownership	Country of Operations
Power Clouds S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
F.R.A.N. Energy Investment S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
PC-Italia-01 S.r.l.	Sub-Holding SPV	15 May 2015	AEG MH 02 Limited	Italy
AE Europe B.V.	Holding Company	18 August 2016	Altam Inc.	Netherlands
PC-Italia-02 S.p.a.	SPV	2 September 2016	Solis Bond Company DAC	Italy
Sant’Angelo Energia S.r.l.	SPV	19 May 2021	Solis Bond Company DAC	Italy
PCG_HoldCo GmbH	Holding Company	6 July 2018	Altam Inc.	Germany
PCG_GP UG	General Partner (Management Company)	30 August 2018	PCG_HoldCo GmbH	Germany
PSM 20 UG	SPV	14 November 2018	PCG_HoldCo GmbH	Germany
ALTN HoldCo UG	SPV	14 December 2018	PCG_HoldCo GmbH	Germany
GRT 1.1 GmbH & Co KG	SPV	21 December 2018	PCG_HoldCo GmbH	Germany
PSM 40 UG	SPV	28 December 2018	PCG_HoldCo GmbH	Germany
CIC Rooftop 2 S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
CIC RT Treviso S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
SPV White One S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
CTS Power 2 S.r.l.	SPV	30 April 2019	Solis Bond Company DAC	Italy
Zonnepark Rilland B.V.	SPV	20 December 2019	Solis Bond Company DAC	Netherlands
Unisun Energy Holding B.V.	Holding Company	28 May 2020	Alternus Energy Group Plc	Netherlands
PC-Italia-03 S.r.l.	SPV	1 July 2020	AEG MH 02 Limited	Italy
PC-Italia-04 S.r.l.	SPV	15 July 2020	AEG MH 02 Limited	Italy
Altam Inc.	Holding Company	1 October 2020	Alternus Energy Group Plc	USA

Solis Bond Company DAC	Holding Company	16 October 2020	AEG JD 03 Limited	Ireland
ALT US 03, LLC (Walking Horse Solar, LLC)	LLC	Acquired 15 December 2020 (Est. 30 March 2023)	ALT US 03 LLC	USA
KKSOL S.r.l.	SPV	February 2021	Solis Bond Company DAC	Italy
Petriolo Fotovoltaica S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
Solarpark Serre 1 S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
Unisun Energy B.V.	SPV	April 2021	Unisun Energy Holding B.V.	Netherlands
UPER Energy Europe B.V.	Services Company	April 2021	Unisun Energy Holding B.V.	Netherlands
Unisun Energy Poland Investment B.V.	SPV	April 2021	Unisun Energy Holding B.V.	Netherlands
Blue Sky Energy I B.V.	SPV	April 2021	AEG JD 02 Limited	Netherlands
BI.MA. S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
MABI S.r.l.	SPV	June 2021	Solis Bond Company DAC	Italy
Alternus Energy Americas Inc.	Holding Company	10 May 2021	Alternus Energy Group Pl	USA
LJG Green Source Energy Beta S.r.l	SPV	29 July 2021	Solis Bond Company DAC	Romania
Ecosfer Energy S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Lucas EST S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Risorse Solari I S.r.l.	SPV	28 September 2019	AEG MH 02 Limited	Italy
Risorse Solari III S.r.l.	SPV	3 August 2021	AEG MH 02 Limited	Italy
Alternus Iberia S.L.	SPV	4 August 2021	AEG MH 02 Limited	Spain
Altnua Limited	Services Company	11 August 2021	AEG MH 02 Limited	Ireland
Solarpark Samas Sp. z o.o.	SPV	31 August 2021	Solis Bond Company DAC	Poland
GHFG Limited	Holding Company	14 September 2021	Alternus Energy Group plc	Ireland
AEG JD 02 Limited	Holding Company	30 September 2021	Alternus Energy Group plc	Ireland
AED Italia-01 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-02 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-03 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-04 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-05 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
ALT US 01 LLC	SPV	6 December 2021	Alternus Energy Americas Inc.	USA
Elektrownia PV Komorowo Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
PV Zachod Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
UPER Energy Romania S.r.l.	SPV	28 February 2022	Uper Energy Europe B.V.	Romania

ALT POL HC 01 Sp. z o.o.	SPV	8 March 2022	AEG JD 01 Limited	Poland
AEG MH 01 Limited	Holding Company	8 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
AEG MH 02 Limited	Holding Company	8 March 2022	AEG JD 03 Limited	Ireland
ALT US 02 LLC	Holding Company	8 March 2022	Alternus Energy Americas Inc.	USA
AEG JD 01 Limited	Holding Company	16 March 2022	AEG MH 03 Limited	Ireland
AEG JD 03 Limited	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
RA01 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno2 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
ALT US 03 LLC	SPV	4 May 2022	Alternus Energy Americas Inc.	USA
Alt Spain 03, S.L.U.	SPV	31 May 2022	Alt Spain Holdco S.L.	Spain
AEG MH 03 Limited	Holding Company	10 June 2022	AEG MH 01 Limited	Ireland
UPER Energy Italia S.r.l.	SPV	27 June 2022	Uper Energy Europe B.V.	Italy
Lightwave Renewables, LLC	SPV	Acquired 29 June 2022 (Est. 17 December 2020)	ALT US 02 LLC	USA
Alt Spain Holdco, S.L.U. (NF Projects S.L)	Holding Company	Acquired 14 July 2022 (Est. 31 July 2023)	AEG MH 02 Limited	Spain
Alt Spain 02, S.L.U.	SPV	14 July 2022	Alt Spain Holdco, S.L.U.	Spain
AED Italia-06 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-07 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-08 S.r.l.	SPV	5 August 2022	AEG MH 02 Limited	Italy
UPER Energy Poland Sp. z o.o.	SPV	18 August 2022	Uper Energy Europe B.V.	Poland
ALT US 04 LLC (Dancing Horse, LLC)	Holding Company	14 September 2022 (Est. 31 July 2023)	Alternus Energy Americas Inc.	USA
Alt GR 01	Holding Company	5 October 2022	Alternus Lux 01 S.a.r.l.	Greece
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Energy Group Plc	Luxembourg
Alternus FundCo Limited	Funding Company	7 December 2022	Alternus Energy Group plc	Ireland
ALT POL HC 02 Sp. z o.o.	Holding Company	20 January 2023	Alternus Lux 01 S.a.r.l.	Poland
Alt Spain 04, S.L.U.	SPV	May 2022	Alt Spain Holdco, S.L.U.	Spain
Alt Alliance LLC	Holding Company	September 2023	Alternus Energy Amercias Inc.	USA
ALT US 05 LLC	Holding Company	September 2023	Alternus Energy Americas Inc.	USA

*	Non-controlling interest is not material

1.	Organization and Formation

Alternus Energy Group Plc (“We”, “ALTN” or the “Company” and together with its consolidated subsidiaries, the “Group”) was incorporated in Dublin, Ireland on January 31, 2019 under the name Alternus Energy International Limited. On October 20, 2020 the Company re-registered as a Plc and changed its name to Alternus Energy Group Public Limited Company.

The Company is a former subsidiary of the previous parent company of the Group, Alternus Energy Inc. On December 2, 2020, the Group completed the last step of a reorganization, which resulted in the Company becoming the parent company of the Group (the “Reorganization”). The Reorganization included the following main steps:

●	Alternus Energy International Ltd registered as an Irish Plc and changed its name to Alternus Energy Group Plc (previously defined as the “Company”);

●	The Company incorporated Solis Bond Company, a Designated Activity Company (“Solis Bond Company DAC”);

●	Alternus Energy Inc. (US) merged with and became a subsidiary of Altam Inc., a U.S.-based entity;

●	Alternus Energy Inc. spun out Alternus Energy Plc to the existing shareholders of Altam Inc. in a 1:1.5 share dividend transaction; and

●	In a 1:4.5 share exchange transaction, Altam Inc. shareholders exchanged their shares for a pro-rata number of shares of Alternus Energy Group Plc, thus becoming a subsidiary of the Alternus Energy Group Plc as it became the surviving parent company.

The impact of the Reorganization has been retroactively reflected in the Company’s financial statements as of the earliest period presented and is utilized for calculating earnings per share in all periods presented.

Consolidated subsidiaries as of December 31, 2022 are as follows:

Solis Bond Company Designated Activity Company (DAC)

In October 2020, a new wholly owned subsidiary, Solis Bond Company DAC, was incorporated in Ireland to issue a series of bonds and hold the Group’s European operating companies that are financed through those bonds. The SPV was incorporated with the purpose of facilities management and bond issuance for the Group. During the quarter ended March 31, 2021, Solis refinanced its Italian, Netherlands, and Romanian operating companies: PC-Italia-02 SpA, CTS Power 2 S.R.L., CIC Rooftop 2 S.R.L., SPV White One S.R.L., CIC RT Treviso S.R.L., Zonnepark Rilland B.V., FRAN Energy Investments S.R.L., and Power Clouds S.R.L. Also, during the quarter ended March 31, 2021, Solis acquired 100% of the share capital of the following Romanian companies: Ecosfer Energy S.R.L., Lucas EST S.R.L. During the quarter ended March 31, 2021, Solis acquired 100% of the share capital of another Italian company, Solarpark Serre 1 S.R.L. Subsequently, in April 2021, Solis acquired 100% of the share capital of another Romanian company, LJG Green Source Energy Beta S.R.L. In May 2021, Solis refinanced another Italian subsidiary, Sant”Angelo Energia S.R.L. and in June of 2021, Solis acquired 100% of the share capital of the following Italian companies: KKSOL S.R.L., Petriolo Fotovoltaica S.R.L., MABI S.R.L. and BIMA S.R.L. In August of 2021, Solis acquired 100% of the share capital of a Polish company, Solarpark Samas Sp. Z.O.O. In March of 2022, Solis acquired 3 additional Polish companies: RAO1 Sp. Z.o.o., Gardno Sp. Z.O.O. and Gardno 2 Sp. Z.O.O. In December 2021, Solis acquired 100% of the share capital of two additional Polish companies Elektrownia PV Komorowo Sp. Z.O.O and PV Zachod Sp. Z.O.O.

PC-Italia-03 S.R.L.

In July 2020, a new wholly owned subsidiary in Italy, PC-Italia-03 S.R.L., was incorporated. This company was incorporated to acquire Italian special purpose vehicles, power plants and/or other assets located in Italy. During the quarter ended March 31, 2021, this company completed the acquisition of 100% of the share capital of two Italian SPVs, KKSOL S.r.l. and Petriolo Fotovoltaica S.R.L. During the quarter ended June 30, 2021, this company completed the acquisition of 100% of the share capital of two Italian SPVs, MABI S.r.l. and BIMA S.r.l. During the six months ended June 30, 2021 the 4 SPVs owned by PC-Italia-03 were transferred to Solis Bond Company DAC as part of Solis’s bond financing. In July and August 2021, PC-03 acquired 100% of the shares of 2 Italian entities Risore Solari 1 S.R.L and Risore Solari III S.R.L respectively, with the purpose of developing solar parks. As of December 2022, PC-Italia-03 S.R.L. is held directly by AEG MH 02 Limited, which owns all of our entities used for the development of solar parks (more details of AEG MH 02 are described below).

AEG MH 02 Limited

In March 2022, AEG MH 02 Limited was incorporated. This company was incorporated to own, finance and support our development assets and entities, as follows: ..AED Italia-01 S.R.L., AED Italia-02 S.R.L.; AED Italia-03 S.R.L.; AED Italia-04 S.R.L.; AED Italia-05 S.R.L.; AED Italia-06 S.R.L.; AED Italia-07 S.R.L.; AED Italia-08 S.R.L.; PC-Italia-01 S.R.L., PC-Italia-03 S.R.L., PC-Italia-04 S.R.L., Risorse Solari I S.R.L., Risorse Solaris III, S.R.L., Altnua Limited, Alt Spain Holdco S.L.U., Alternus Iberia S.L. and indirectly owns Alt Spain 02 S.L.U, Alt Spain 03 S.L.U. and Alt Spain 04 S.L.U.

Unisun Energy Holding B.V

In April 2021, Alternus Energy Group acquired 60% of the share capital in Unisun Energy Holding B.V. (Unisun), a Netherlands based developer, engineering, procurement and construction (EPC) and operations and maintenance (O&M) service provider of renewable energy solutions across Europe. Unisun owns 100% of the following special purpose vehicles and other holding and operating companies in the Netherlands: Unisun Energy B.V., UPER Energy Europe B.V., Unisun Energy Poland Investment B.V. and Blue Sky Energy I B.V.

Alternus Energy Americas Inc.

In May 2021, a new wholly owned subsidiary in the U.S. was incorporated, named Alternus Energy Americas Inc. (AEA). This company was incorporated to support the finance and legal functions for the group. AEA also owns 100% of the following special purpose vehicles and other holding and operating companies in the United States: ALT US 01 LLC, ALT US 02 LLC, ALT US 03 LLC and ALT US 04 LLC and indirectly owns Lightwave Renewables, LLC and Walking Horse Solar, LLC.

Altnor AS

In August 2021, a new wholly owned holding company in Norway was incorporated. Altnor was dissolved in November 2022.

AEG MH 01 Limited

In March 2022, a new wholly owned subsidiary in Ireland was incorporated to support EPC for the group. AEG MH 01 Limited owns the following other holding companies which were incorporated to facilitate the use of the Deutsche Bank Facility: AEG MH 03 Limited, AEG JD 01 Limited and ALT POL HC 01 Sp. Z.o.o.

GHFG Limited

In September 2021, a new subsidiary in Ireland was incorporated, and is 55% owned by AEG.

Alternus Fundco Limited

In December 2022, a new wholly owned subsidiary in Ireland was incorporated to support the Group’s finance and legal functions.

ALTERNUS LUX 01 S.A.R.L.

In October 2022, a new wholly owned holding company in Luxembourg was incorporated to support the finance and legal functions of the group. ALTERNUS LUX 01 S.A.R.L. also owns AEG JD 03 Limited, ALT GR 01, AEG MH 01 Limited and AEG MH 02 Limited, and all of those entities’ subsidiaries as well, as described above

In summary, Alternus Energy Group Plc is a holding company that operates through the following eighty operating subsidiaries as of December 31, 2022:

Subsidiary	Principal Activity	Date Acquired / Established	ALTN Ownership	Country of Operation
PCG_HoldCo GmbH	Holding Company	July 2018	100% (via Altam)	Germany
PCG_GP UG	General Partner (Management Company)	August 2018	100% (via PCG_HoldCo )	Germany
PSM 20 GmbH & Co KG	SPV	November 2018	100% (via PCG_HoldCo)	Germany
PSM 40 GmbH & Co KG	SPV	December 2018	100% (via PCG_HoldCo)	Germany
GRT 1.1 GmbH & Co KG	SPV	December 2018	100% (via PCG_HoldCo)	Germany
GRK 17.2 GmbH & Co KG	SPV	November 2018 (Dissolved)	100% (via PCG_HoldCo)	Germany
ALTN HoldCo UG	SPV	December 2018	100% (via PCG HoldCo)	Germany
Solis Bond Company DAC	Holding Company	October, 2020	100% (via AEG)	Ireland
Altnua Limited (f/k/a/ Alternus Energy Development Holding Limited)	Services Company	August 2021	100% (via AEG MH 02 Limited as of 15 June 2022)	Ireland
GHFG Limited	Holding Company	September 2021	55% (via AEG)	Ireland
AEG JD 01 Limited	Junior Debt Holding Company	March 2022	100% (via AEG MH 03 Limited)	Ireland
AEG JD 03 Limited	Junior Debt Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l. as of 8 December 2022)	Ireland
AEG MH 01 Limited	Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l)	Ireland
AEG MH 02 Limited	Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l)	Ireland
AEG MH 03 Limited	Holding Company	June 2022	100% (via AEG MH 01 Limited)	Ireland
AEG JD 02 Limited (f/k/a/ Alternus Energy Construction Holding Limited AECHL)	Holding Company	September 2021	100% (via AEG)	Ireland

Alternus Fundco Limited	Funding Company	December 2022	100% (via AEG)	Ireland
PC-Italia-01 S.R.L.	Sub-Holding	May 2015	100% (via AE Europe)	Italy
PC-Italia-02 S.p.A.	SPV	September 2016	100% (via Solis)	Italy
Sant’Angelo Energia S.r.l.	SPV	May 2021	100% (via Solis)	Italy
CIC Rooftop 2 S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
CIC RT Treviso S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
SPV White One S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
CTS Power 2 S.r.l.	SPV	April 30, 2019	100% (via Solis)	Italy
PC-Italia-03 S.R.L.	SPV	July 2020	100% (via AEG)	Italy
PC-Italia-04 S.R.L.	SPV	July 2020	100% (via AEG)	Italy
KKSOL S.R.L.	SPV	February 2021	100% (via Solis)	Italy
Petriolo Fotovoltaica S.r.l.	SPV	March 2021	100% (via Solis)	Italy
Solarpark Serre 1 S.R.L.	SPV	March 2021	100% (via Solis)	Italy
BIMA S.R.L.	SPV	March 2021	100% (via Solis)	Italy
MABI S.R.L.	SPV	June 2021	100% (via Solis)	Italy
Risore Solari I S.R.L	SPV	September 2019	100% (via PC03)	Italy
Risore Solari III S.R.L	SPV	August 2021	100% (via PC03)	Italy
AED Italia – 01 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 02 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 03 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 04 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 05 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 06 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
AED Italia – 07 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
AED Italia – 08 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
Uper Energy Italia S.R.L	SPV	June 2022	100% (via Uper Energy Europe B.V.)	Italy
AE Europe B.V.	Holding Company	August 2016	100% (via Altam)	Netherlands
AEN 01 B.V.	SPV	June 13, 2019 (Dissolved in 2022)	100% (via Altam)	Netherlands
Zonnepark Rilland B.V.	SPV	December 20, 2019	100% (via Solis)	Netherlands
AEN 02 B.V.	SPV	July 2020 (Dissolved in 2021)	100% (via Altam)	Netherlands
Unisun Energy Holding B.V.	Holding Company	April 2021	60%* (via AEG)	Netherlands
Unisun Energy B.V.	SPV	April 2021	60%* (via AEG)	Netherlands
UPER Energy Europe B.V.	Services Company	April 2021	100% (via Unisun Energy Holding B.V.)	Netherlands

Unisun Energy Poland Investment B.V.	SPV	April 2021	100% (via Unisun Energy Holding B.V.)	Netherlands
Blue Sky Energy I B.V.	SPV	April 2021	100% (via AEG JD 02 Limited)	Netherlands
Altnor AS	Holding Company	August 2021 (Dissolved in November 2022)	100% (via AEG)	Norway
Solarpark Samas Sp. Z.O.O	SPV	May 2021	100% (via Solis)	Poland
Elektrownia PV Komorowo Sp. Z.O.O	SPV	December 2021	100% (via Solis)	Poland
PV Zachod Sp. Z.O.O	SPV	December 2021	100% (via Solis)	Poland
Alt POL HC 01 Sp. z.o.o	SPV	March 2022	100% (via AEG JD 01 Limited)	Poland
Uper Energy Poland SP.z.o.o	SPV	August 2022	100% (via Uper Energy Europe B.V.)	Poland
RA01 Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Gardno PV Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Gardno2 PV Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Power Clouds S.R.L.	SPV	March 31, 2015	100% (via Solis)	Romania
F.R.A.N. Energy Investment S.R.L.	SPV	March 31, 2015	100% (via Solis)	Romania
Lucas EST S.R.L.	SPV	March 2021	100% (via Solis)	Romania
Ecosfer Energy S.R.L..	SPV	March 2021	100% (via Solis)	Romania
LJG Green Source Energy Beta S.R.L.	SPV	May 2021	100% (via Solis)	Romania
Uper Energy Romania S.R.L.	SPV	February 2022	100% (via Uper Energy Europe B.V.)	Romania
Alternus Iberia S.L.,(f/k/a Alt Spain 01, S.L.U.)	SPV	August 2021	100% (via PC03)	Spain
Alt Spain Holdco, S.L.U.	Holding Company	July 2022	100% (via Altnua Limited)	Spain
Alt Spain 02, S.L.U	SPV	July 2022	100% (via Alt Spain HoldCo, S.L.U.	Spain
Alt Spain 03, S.L.U.	SPV	May 2022	100% (via Alt Spain HoldCo, S.L.U.)	Spain
Alt Spain 04, S.L.U.	SPV	May 2022	100% (via Alt Spain HoldCo, S.L.U.)	Spain
Altam Inc	Holding Company	October 2020	100% (via AEG)	USA
Alternus Energy Americas Inc.	Holding Company	May 2021	100% (via AEG)	USA
Alt US 01 LLC	SPV	December 2021	100% (via Alternus Energy Americas Inc)	USA
Alt US 02 LLC	Holding Company	March 2022	100% (via AEA)	USA
Alt US 03 LLC	SPV	May 2022	100% (via AEA)	USA
Alt US 04 LLC	Holding Company	September 2022	100% (via AEA)	USA
LightWave Renewables, LLC	SPV	June 2022	100% (via ALT US 02 LLC)	USA
ALT GR 01	Holding Company	October 2022	100% (via Alternus LUX 01 S.a.r.l.)	Greece
Alternus LUX 01 S.a.r.l.	Holding Company	October 2022	100% (via AEG)	Luxembourg

*	Non-controlling interest is not material

Clean Earth Acquisitions Corp [Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations
1)	Note 1. Description of Organization and Business Operations

Clean Earth Acquisitions Corp. (the “Company”) was incorporated in Delaware on May 14, 2021. The Company is a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

As of September 30, 2023, the Company had not commenced any operations. All activity through September 30, 2023, relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and following the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend income and realized gains from the proceeds derived from the Initial Public Offering placed in the Trust Account (described below).

The registration statement for the Company’s Initial Public Offering was declared effective on February 23, 2022 (the “Effective Date”). On February 28, 2022, the Company consummated the Initial Public Offering of 23,000,000 Units at $10.00 per Unit, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 890,000 Private Placement Units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement with Clean Earth Acquisitions Sponsor, LLC (the “Sponsor”) generating proceeds of $8,900,000 from the sale of the Private Units.

Following the closing of the Initial Public Offering on February 28, 2022, $232,300,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (“Trust Account”), located in the United States which have been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in money market funds selected by the Company meeting the conditions of Rule 2a-7(d) of the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination by the Termination Date (defined below).

On October 12, 2022, we entered into a Business Combination Agreement (the “Business Combination Agreement”) with Alternus Energy Group Plc (the “Seller” or “Alternus”). Pursuant to the Business Combination Agreement, we will acquire certain subsidiaries of the Seller, for up to 90,000,000 shares. Initially, we will issue 55,000,000 shares at closing (subject to a working capital adjustment capped at 1,000,000 additional shares) plus up to 35,000,000 shares subject to certain earn-out provisions, which will be deposited in escrow and will be released if certain conditions are met.

On April 12, 2023, the Company entered into the First Amendment to the Business Combination Agreement (the “First Amendment”), which amends certain provisions of the Business Combination Agreement.

The Business Combination Agreement had contemplated that the Company would issue to the Seller a number of shares of Class A common stock valued at $10 per share equal to $550,000,000 plus or minus an estimated working capital adjustment (which will be not greater or less than $10,000,000), of which 1,000,000 shares of Class A common stock will be deposited into a working capital escrow account to satisfy any post-closing working capital adjustments. The First Amendment amended the Business Combination Agreement by reducing the $550,000,000 amount to $275,000,000.

In addition, the Business Combination Agreement had contemplated that 35,000,000 shares of Class A common stock would be deposited into an earnout escrow account and will be released, in whole or part, to the Seller if certain earnout milestones are met. The First Amendment amended the Business Combination Agreement by (i) reducing the 35,000,000 shares to 20,000,000 shares and (ii) modifying the earnout milestones as provided in the First Amendment.

The closing of the transactions contemplated by the Business Combination Agreement is subject to customary closing conditions as set forth in the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, we entered into (A) a Sponsor Support Agreement with the sponsor and the Seller pursuant to which the sponsor agreed to vote in favor of the Business Combination, waive its redemption rights, agree to not transfer securities of the Company, and waive any anti-dilution or similar protections with respect to founder shares; and (B) an Investor Rights Agreement with the sponsor and the Seller, which provides for certain governance requirements, registration rights and a lockup agreement. The closing of the transactions contemplated by the Business Combination Agreement is subject to the satisfaction or waiver of certain customary closing conditions of the respective parties.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target, the Company’s stockholders prior to the Business Combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and the Company in the Business Combination transaction.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Except as required by law or the rules of Nasdaq, the decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares, Private Shares and any Public Shares purchased during or after the Initial Public Offering (a) in favor of approving a Business Combination and (b) not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares, Private Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Private Shares if the Company fails to consummate a Business Combination, and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect the public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination by the Termination Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s rights or warrants, which will expire worthless if the Company fails to complete a Business Combination by the Termination Date.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.10 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On May 25, 2023, the Company and Alternus executed a mutual written consent pursuant to which the Company and Alternus agreed to extend the Termination Date (as defined in the Business Combination Agreement) to November 28, 2023 (the “Termination Date”).

On May 25, 2023, the Company held a special meeting of stockholders (the “Special Meeting”), during which the Company’s stockholders approved the proposal (the “Charter Amendment Proposal”) to amend the Company’s amended and restated certificate of incorporation to give the Company the right to extend the date by which it has to consummate a business combination up to six times, from May 28, 2023 to November 28, 2023, composed of six one-month extensions (each an “Extension,” and the end date of each Extension, the “Extended Date”), by depositing into the Trust Account on the then-applicable Extension Date, for each Extension, the lesser of (i) $195,000 and (ii) $0.04 for each share of the Company’s Class A common stock not redeemed in connection with the Charter Amendment Proposal until November 28, 2023, or such earlier date as determined by the Board (assuming the Company’s business combination has not occurred) in exchange for a non-interest bearing, convertible unsecured promissory note payable upon consummation of a business combination.

In connection with the Special Meeting, stockholders properly elected to redeem an aggregate of 14,852,437 shares of Class A common stock at a redemption price of approximately $10.38 per share (the “Redemption”), for an aggregate redemption amount of $154,152,327. Following the Redemption, $84,562,944 remained in the Company’s Trust Account, not including any Extension Payments, as described above.

(1)	Risks and Uncertainties

The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia and Hamas’ attack on Israel. These conflicts are expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our common shares to be adversely affected.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

(2)	Going Concern

(3)	As of September 30, 2023, the Company had $9,266 of operating cash and a working capital deficit of $3,861,647. At September 30, 2023, working capital deficit excludes the amount of marketable securities held in Trust Account and deferred underwriting fees payable. The Company classified the Marketable Securities held in Trust Account as a current asset as the Company has less than 12 months from the balance sheet date to consummate a Business Combination, at which point, if the Company did not find a Business Combination partner, the Company would cease to exist and the funds would be liquidated from the Trust Account. The Company classified the deferred underwriting fees payable as current liabilities as the Company has less than 12 months from the balance sheet date to consummate a Business Combination, at which point, if the Company did not find a Business Combination partner, the Company would cease to exist and the deferred underwriting fees would not be paid as the fees owed are contingent upon a successful Business Combination.

(4)	The Company’s liquidity needs through September 30, 2023 had been satisfied through a payment from the Sponsor of $25,000 for Class B common stock, par value $0.0001 per share (“Class B common stock” and shares thereof, “founder shares”), the Initial Public Offering and the issuance of the Private Units (see Note 3 and Note 4). Additionally, the Company drew on unsecured promissory notes to pay certain offering costs and convertible promissory notes with the Sponsor to provide working capital and to fund the Company’s extension payments (see Note 4).

(5)	The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans to complete the Business Combination with Alternus. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. The initial stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required. The Company cannot assure that its plans to consummate an initial Business Combination will be successful.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date the financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1. Description of Organization and Business Operations

Clean Earth Acquisitions Corp. (the “Company”) was incorporated in Delaware on May 14, 2021. The Company is a blank check company formed for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2022, the Company had not commenced any operations. All activity from May 14, 2021 (inception) through December 31, 2022, relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and following the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering placed in the Trust Account (described below).

The registration statement for the Company’s Initial Public Offering was declared effective on February 23, 2022 (the “Effective Date”). On February 28, 2022, the Company consummated the Initial Public Offering of 23,000,000 units (“Units” or “Public Shares”) at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 890,000 Private Placement Units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement with Clean Earth Acquisitions Sponsor, LLC (the “Sponsor”) generating proceeds of $8,900,000 from the sale of the Private Units.

Following the closing of the Initial Public Offering on February 28, 2022, $232,300,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (“Trust Account”), located in the United States which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in money market funds selected by the Company meeting the conditions of Rule 2a-7(d) of the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 15 months (or up to 18 months with extensions) from February 28, 2022, the closing of the Initial Public Offering (the “Combination Period”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target, the Company’s stockholders prior to the Business Combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and the Company in the Business Combination transaction.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Except as required by law or the rules of NASDAQ, the decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 immediately prior to or upon consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 4), Private Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering (a) in favor of approving a Business Combination and (b) not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares, Private Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Private Shares if the Company fails to consummate a Business Combination, and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect the public stockholders’ ability to redeem or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s rights or warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.10 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement

On October 12, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Alternus Energy Group Plc (the “Seller”). Pursuant to the Business Combination Agreement, we will acquire certain subsidiaries of the Seller, for up to 90,000,000 shares. Initially, we will issue 55,000,000 shares at closing (subject to a working capital adjustment capped at 1,000,000 additional shares) plus up to 35,000,000 shares subject to certain earn-out provisions, which will be deposited in escrow and will be released if certain conditions are met. The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, including, among others, (i) by mutual written consent of the Company and the Seller, (ii) upon any injunction or other governmental order preventing the consummation of the transaction which shall have become final and non-appealable, (iii) upon a material breach of any representation, warranty, covenant or agreement (subject to an opportunity to cure, if such violation or breach is capable of being cured), (iv) if the closing has not occurred by May 26, 2023 and such failure in closing on or before such date is not due to the breach of the Business Combination Agreement by the party seeking to terminate and (v) by the Company, if the Seller fails to consummate the transaction following the satisfaction of the conditions to the Seller’s closing. The Seller will be obligated to pay the Company a termination fee of $2,000,000 if the Business Combination Agreement is terminated by the Company pursuant to clause (v).

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements.

The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia. The conflict is expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our common shares to be adversely affected.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Going Concern

As of December 31, 2022, the Company had $630,460 of operating cash and a working capital deficit of $2,496,267. At December 31, 2022, working capital excludes the amount of Marketable Securities held in Trust Account and the amount of deferred underwriter fee payable. The Company classified the Marketable Securities held in Trust Account as a current asset as the Company has less than 12 months from the balance sheet date to consummate a Business Combination, at which point, if the Company did not find a Business Combination partner, the Company would cease to exist and the funds would be liquidated from the Trust Account. The Company classified the Deferred Underwriting Fees Payable as current liabilities as the Company has less than 12 months from the balance sheet date to consummate a Business Combination, at which point, if the Company did not find a Business Combination partner, the Company would cease to exist and the deferred underwriting commission would not be paid as the fees owed are contingent upon a successful Business Combination.

The Company’s liquidity needs through December 31, 2022 had been satisfied through a payment from the Sponsor of $25,000 for Class B common stock, par value $0.0001 per share (“Class B common stock” and shares thereof, “founder shares”), the Initial Public Offering and the issuance of the Private Units (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and a convertible promissory note with the Sponsor (see Note 4).

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. The initial stockholders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”, see Note 4). The Company cannot assure that its plans to consummate an initial Business Combination will be successful.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date the financial statements are issued. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.